Contract Liabilities (Details) - Schedule of Contract Liabilities	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Contract Liabilities [Abstract]
At beginning of year / period			RM 500,000
Amount recognised as revenue			(500,000)
At of end of year / period